SENIOR CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Sep. 30, 2011
Senior Convertible Promissory Notes
SENIOR CONVERTIBLE PROMISSORY NOTES
NOTE 6 – SENIOR CONVERTIBLE PROMISSORY NOTES

On August 30, 2011, the Company, through Gold Acquisition acquired the Relief Canyon Mine  for an aggregate purchase price consisting of: (i)  $12,000,000 cash and (ii)  $8,000,000 of senior secured convertible promissory notes (collectively, the “Notes”) issued to Platinum and Lakewood.

The Notes are joint and several obligations of the Company and Gold Acquisition and bear interest at a rate of 9% per annum with principal and interest payable on the first business day of each month commencing on the earlier of: (i) 3 months after the Company or Gold Acquisition begins producing or extracting gold from the Relief Canyon Mine or (ii) 18 months after the original date of issuance of the Note (the “Commencement Date”). The principal amount shall be paid in 12 equal monthly installments, with the initial payment due on the Commencement Date.  The Notes may be pre-paid, in full or in part (but in no case, in an amount less than $250,000) at a price equal to 110% of the aggregate principal amount of the Notes plus all accrued and unpaid interest thereon at the election of the Company, and after the occurrence of certain events at the election of Platinum or Lakewood.  The Notes are convertible into shares of the Company's common stock, at a price per share equal to $0.55, subject to adjustment in the event of mergers, recapitalizations, dividends and distributions applicable to shareholders generally and are further subject to full-ratchet anti-dilution protection.  The Notes contain customary provisions regarding occurrences that give rise to defaults under the Notes, including actions permitted to be taken in the event of default, cross default provisions and provision for default interest rates, and recovery of costs of collection.  Lakewood has agreed under the Notes to be governed by all waivers, consents and amendments agreed to by Platinum.  Platinum serves as Collateral Agent with respect to all matters relating to the collateral for the Notes.  Repayment of the Notes is secured by all of assets of Gold Acquisition and a pledge by the Company of 100% of the stock of Gold Acquisition held by the Company pursuant to a security agreement and stock pledge agreement. The Notes contain usual and customary “Events of Default” as defined in the senior secured convertible promissory note agreement. On September 14, 2011, the conversion price of the Company's $8 million senior convertible promissory notes was adjusted to $0.50 per share as a result of certain anti-dilution provisions contained therein due to the issuance of a certain convertible promissory note (see Note 8).

In accordance with ASC 470-20-25, the senior convertible promissory notes were considered to have an embedded beneficial conversion feature because the effective conversion price was less than the fair value of the Company's common stock. These convertible promissory notes were fully convertible at the issuance date thus the value of the beneficial conversion were treated as a discount and were valued at $8,000,000 to be amortized over the term of the senior convertible promissory notes.

At September 30, 2011, senior convertible promissory notes consisted of the following:

Senior convertible promissory notes	$8,000,000
Less: debt discount	(7,733,333)
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Senior convertible promissory notes, net	$266,667
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Total amortization of debt discounts for the convertible debentures amounted to $266,667 for the nine months ended September 30, 2011 and was included in interest expense. Accrued interest as of September 30, 2011 amounted to $60,000.

In accordance with ASC Topic 815 “Derivatives and Hedging”, these senior convertible promissory notes include a down-round provision under which the conversion price could be affected by future equity offerings (see Note 10). Instruments with down-round protection are not considered indexed to a company's own stock under ASC Topic 815, because neither the occurrence of a sale of common stock by the company at market nor the issuance of another equity-linked instrument with a lower strike price is an input to the fair value of a fixed-for-fixed option on equity shares.